UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4084

					Hawaiian Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:
						(212) 697-6666


				Date of fiscal year end:	3/31

				Date of reporting period:	9/30/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2004

                                    HAWAIIAN
                                    TAX-FREE
                                      TRUST

                          A TAX-FREE INCOME INVESTMENT

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILA(SM) GROUP OF FUNDS

                            SERVING HAWAII INVESTORS
                                  FOR 20 YEARS

                                    HAWAIIAN
                                 TAX-FREE TRUST

               ---------------------------------------------------

               380 MADISON AVENUE, SUITE 2300 o NEW YORK, NY 10017
                           800-437-1020 o 212-697-6666

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it](R)

                               SEMI-ANNUAL REPORT

                             HAWAIIAN TAX-FREE TRUST
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)

                                                                                 RATING
    FACE                                                                        MOODY'S/
   AMOUNT      MUNICIPAL BONDS (98.7%)                                             S&P               VALUE
-----------    -------------------------------------------------------------    --------         ------------
               HAWAII (95.4%)
               Board of Regents, University of Hawaii, University
                   System Revenue Bonds, Series A, FGIC Insured,
$ 1,805,000            5.500%, 07/15/14 ....................................    Aaa/AAA          $  2,055,444
  1,090,000            5.500%, 07/15/16 ....................................    Aaa/AAA             1,238,044
  2,000,000            5.500%, 07/15/19 ....................................    Aaa/AAA             2,242,700
  2,000,000            5.500%, 07/15/21 ....................................    Aaa/AAA             2,215,620
  2,000,000            5.500%, 07/15/22 ....................................    Aaa/AAA             2,205,720
  3,000,000            5.500%, 07/15/29 ....................................    Aaa/AAA             3,209,040
               Board of Regents, University of Hawaii, University
                   System Revenue Bonds, Series B, FSA Insured,
  1,110,000            5.250%, 10/01/12 ....................................    Aaa/AAA             1,236,052
  1,000,000            5.250%, 10/01/13 ....................................    Aaa/AAA             1,110,280
  1,140,000            5.250%, 10/01/14 ....................................    Aaa/AAA             1,255,311
  1,395,000            5.250%, 10/01/15 ....................................    Aaa/AAA             1,537,011
               Board of Regents, University of Hawaii, University
                   System Revenue Bonds, Series I, Prerefunded
                   10/01/04 @ 102, FGIC Insured,
    950,000            5.300%, 10/01/08 ....................................    Aaa/AAA               965,590
  2,825,000            5.500%, 10/01/18 ....................................    Aaa/AAA             2,881,500
               City and County of Honolulu, Hawaii Board of Water
                   Supply & System Revenue Bonds, FSA Insured
    620,000            5.500%, 07/01/15 ....................................    Aaa/AAA               695,014
  3,000,000            5.125%, 07/01/21 ....................................    Aaa/AAA             3,182,910
  5,450,000            5.250%, 07/01/23 ....................................    Aaa/AAA             5,785,775
               City and County of Honolulu, Hawaii Board of Water Supply
                   & System Revenue Bonds, Series A, FGIC
  1,000,000            3.000%, 07/01/11 ....................................    Aaa/AAA               986,740
    600,000            4.000%, 07/01/13 ....................................    Aaa/AAA               621,936
  1,365,000            4.000%, 07/01/14 ....................................    Aaa/AAA             1,403,807
  2,700,000            4.750%, 07/01/16 ....................................    Aaa/AAA             2,902,473
  2,805,000            4.750%, 07/01/17 ....................................    Aaa/AAA             2,996,497
  2,970,000            4.750%, 07/01/18 ....................................    Aaa/AAA             3,150,517
  3,095,000            4.750%, 07/01/19 ....................................    Aaa/AAA             3,262,656

               City and County of Honolulu, Hawaii Board of Water Supply
                   & System Revenue Bonds, Series A, FGIC (continued)
$ 3,265,000            4.750%, 07/01/20 ....................................    Aaa/AAA          $  3,417,769
  1,230,000            5.000%, 07/01/21 ....................................    Aaa/AAA             1,309,938
               City and County of Honolulu, Hawaii General
                   Obligation Bonds, Series A, Escrowed to Maturity,
  3,995,000        FGIC Insured, 5.750%, 04/01/11 ..........................     Aaa/NR             4,625,651
               City and County of Honolulu, Hawaii General
                   Obligation Bonds, Series A, Escrowed to Maturity,
                   FGIC Insured,
  4,110,000            6.000%, 01/01/11 ....................................    Aaa/AAA             4,793,863
    920,000            6.000%, 01/01/12 ....................................    Aaa/AAA             1,085,223
    775,000            5.750%, 04/01/13 ....................................    Aaa/AAA               913,322
               City and County of Honolulu, Hawaii General
                   Obligation Bonds, Series A, Escrowed to Maturity,
                   MBIA Insured,
  1,355,000            6.000%, 11/01/09 ....................................    Aaa/AAA             1,566,299
    410,000            6.000%, 11/01/10 ....................................    Aaa/AAA               478,798
               City and County of Honolulu, Hawaii General
                   Obligation Bonds, Series A, FGIC Insured,
  9,970,000            7.350%, 07/01/07 ....................................    Aaa/AAA            11,381,453
  3,600,000            7.350%, 07/01/08 ....................................    Aaa/AAA             4,241,916
  1,715,000            6.000%, 01/01/11 ....................................    Aaa/AAA             1,987,685
      5,000            5.750%, 04/01/11 ....................................    Aaa/AAA                 5,764
  1,580,000            6.000%, 01/01/12 ....................................    Aaa/AAA             1,851,507
  3,025,000            5.750%, 04/01/13 ....................................    Aaa/AAA             3,518,710
               City and County of Honolulu, Hawaii General
                   Obligation Bonds, Series A, FSA Insured,
  2,500,000        5.000%, 09/01/09 ........................................    Aaa/AAA             2,761,250
               City and County of Honolulu, Hawaii General
                   Obligation Bonds, Series A, MBIA Insured,
    860,000            6.000%, 11/01/09 ....................................    Aaa/AAA               994,108
  1,090,000            6.000%, 11/01/10 ....................................    Aaa/AAA             1,267,637
  1,000,000            5.250%, 03/01/12 ....................................    Aaa/AAA             1,126,460
  3,000,000            5.250%, 03/01/15 ....................................    Aaa/AAA             3,358,470

               City and County of Honolulu, Hawaii General
                   Obligation Bonds, Series A, MBIA Insured, (continued)
$ 4,600,000            5.250%, 03/01/16 ....................................    Aaa/AAA          $  5,149,654
  4,655,000            5.000%, 07/01/16 ....................................    Aaa/AAA             5,129,810
  4,780,000            5.250%, 03/01/17 ....................................    Aaa/AAA             5,303,601
  2,000,000            5.250%, 03/01/18 ....................................    Aaa/AAA             2,213,000
               City and County of Honolulu, Hawaii General
                   Obligation Bonds, Series A, Prerefunded 09/01/06
    440,000        @ 102, FGIC Insured, 5.625%, 09/01/14 ...................    Aaa/AAA               479,886
               City and County of Honolulu, Hawaii General
                   Obligation Bonds, Series A, Prerefunded
                   09/01/11 @ 100, FSA Insured
  3,500,000            5.375%, 09/01/18 ....................................    Aaa/AAA             4,003,160
  2,000,000            5.125%, 09/01/20 ....................................    Aaa/AAA             2,256,600
               City and County of Honolulu, Hawaii General
                   Obligation Bonds, Series A, Prerefunded 11/01/05
  2,280,000        @ 101, MBIA Insured, 5.000%, 11/01/15 ...................    Aaa/AAA             2,382,714
               City and County of Honolulu, Hawaii General
                   Obligation Bonds, Series B, FGIC Insured,
    600,000            5.125%, 07/01/11 ....................................    Aaa/AAA               667,590
  7,310,000            5.500%, 10/01/11 ....................................    Aaa/AAA             8,321,119
  4,490,000            5.000%, 07/01/19 ....................................    Aaa/AAA             4,794,691
  1,395,000            5.000%, 07/01/20 ....................................    Aaa/AAA             1,479,453
               City and County of Honolulu, Hawaii General
                   Obligation Bonds, Series B, Prerefunded 07/01/09
  2,595,000        @ 101, FGIC Insured, 5.125%, 07/01/15 ...................    Aaa/AAA             2,906,997
               City and County of Honolulu, Hawaii General
                   Obligation Bonds, Series B, Prerefunded 11/01/07
                   @ 101, FGIC Insured
    930,000            5.000%, 11/01/13 ....................................    Aaa/AAA             1,017,959
  1,060,000            5.000%, 11/01/14 ....................................    Aaa/AAA             1,160,255
    530,000            5.000%, 11/01/16 ....................................    Aaa/AAA               580,127
  1,400,000            5.000%, 11/01/17 ....................................    Aaa/AAA             1,532,412

               City and County of Honolulu, Hawaii General
                   Obligation Bonds, Series C, FGIC Insured,
$ 4,000,000            5.000%, 07/01/05 ....................................    Aaa/AAA          $  4,099,120
  7,750,000            5.125%, 07/01/14 ....................................    Aaa/AAA             8,488,963
  2,510,000            5.000%, 07/01/18 ....................................    Aaa/AAA             2,670,464
               City and County of Honolulu, Hawaii General
                   Obligation Bonds, Water Utility Refunding and
                   Improvement, Escrowed to Maturity, FGIC Insured,
  1,125,000            6.000%, 12/01/12 ....................................    Aaa/AAA             1,342,361
  1,050,000            6.000%, 12/01/15 ....................................    Aaa/AAA             1,277,630
               City and County of Honolulu, Hawaii Improvement
                   District No. 261 (Halawa Business Park),
                   Special Assessment Bonds,
    365,000            6.700%, 10/15/04 ....................................    NR/NR(2)              365,663
    355,000            6.800%, 10/15/05 ....................................    NR/NR(2)              363,754
    290,000            6.900%, 10/15/06 ....................................    NR/NR(2)              297,175
               City and County of Honolulu, Hawaii Wastewater
                   Systems Revenue Bonds, FGIC Insured,
  1,395,000        5.000%, 07/01/12 ........................................     Aaa/NR             1,528,794
               City and County of Honolulu, Hawaii Wastewater
                   Systems Revenue Bonds, Junior Series, FGIC Insured,
  2,000,000            5.250%, 07/01/13 ....................................    Aaa/AAA             2,227,820
  1,000,000            5.250%, 07/01/15 ....................................    Aaa/AAA             1,101,280
  2,400,000            5.250%, 07/01/16 ....................................    Aaa/AAA             2,643,072
  2,000,000            5.250%, 07/01/18 ....................................    Aaa/AAA             2,167,560
  5,055,000            5.000%, 07/01/23 ....................................    Aaa/AAA             5,229,347
               City and County of Honolulu, Hawaii Wastewater
                   Systems Revenue Bonds, Senior Series,
                   AMBAC Insured,
  1,810,000            5.500%, 07/01/11 ....................................     Aaa/NR             2,058,115
  1,065,000            5.500%, 07/01/16 ....................................     Aaa/NR             1,189,786
  3,000,000            5.500%, 07/01/17 ....................................     Aaa/NR             3,336,300
  2,310,000            5.500%, 07/01/18 ....................................     Aaa/NR             2,555,853
  2,000,000            5.250%, 07/01/19 ....................................     Aaa/NR             2,165,920

               County of Hawaii, Hawaii General Obligation
                   Bonds, Series A, FGIC Insured,
$ 1,700,000            5.450%, 05/01/07 ....................................    Aaa/AAA          $  1,848,087
  3,170,000            5.500%, 05/01/08 ....................................    Aaa/AAA             3,517,052
  2,500,000            5.550%, 05/01/09 ....................................    Aaa/AAA             2,809,050
  4,905,000            5.600%, 05/01/11 ....................................    Aaa/AAA             5,591,406
  1,000,000            5.600%, 05/01/12 ....................................    Aaa/AAA             1,148,640
  1,000,000            5.600%, 05/01/13 ....................................    Aaa/AAA             1,153,540
  1,465,000            5.500%, 07/15/16 ....................................    Aaa/AAA             1,637,533
               County of Hawaii, Hawaii General Obligation
                   Bonds, Series A, FSA
  1,000,000            5.375%, 05/15/13 ....................................    Aaa/AAA             1,114,370
  1,000,000            5.400%, 05/15/15 ....................................    Aaa/AAA             1,107,670
  1,000,000            5.000%, 07/15/16 ....................................    Aaa/AAA             1,093,490
  2,000,000            5.000%, 07/15/17 ....................................    Aaa/AAA             2,174,480
  1,470,000            5.625%, 05/15/18 ....................................    Aaa/AAA             1,639,697
  1,000,000            5.000%, 07/15/18 ....................................    Aaa/AAA             1,080,270
               County of Hawaii, Hawaii General Obligation
                   Bonds, Series A, Prerefunded 02/01/06 @ 101.5,
                   FGIC Insured
  1,900,000            5.000%, 02/01/11 ....................................    Aaa/AAA             2,008,433
  1,970,000            5.100%, 02/01/12 ....................................    Aaa/AAA             2,084,989
  2,205,000            5.200%, 02/01/14 ....................................    Aaa/AAA             2,336,572
  2,440,000            5.200%, 02/01/16 ....................................    Aaa/AAA             2,585,595
               County of Hawaii, Hawaii General Obligation Bonds,
  1,060,000        Series B, MBIA Insured, 4.250%, 07/15/09 ................    Aaa/AAA             1,132,652
               County of Kauai, Hawaii General Obligation Bonds,
    665,000        Escrowed to Maturity, 9.000%, 08/01/05 ..................     A1/NR                704,614
               County of Kauai, Hawaii General Obligation Bonds,
                   Series A, Prerefunded 08/01/10 @ 100,
                   FGIC Insured,
  1,000,000            6.125%, 08/01/13 ....................................    Aaa/AAA             1,171,000
  1,010,000            6.250%, 08/01/14 ....................................    Aaa/AAA             1,189,427
  1,000,000            6.250%, 08/01/15 ....................................    Aaa/AAA             1,177,650

               County of Kauai, Hawaii General Obligation Bonds,
                   Series A, Prerefunded 08/01/10 @ 100,
                   FGIC Insured, (continued)
$ 1,000,000            6.250%, 08/01/16 ....................................    Aaa/AAA          $  1,177,650
  1,275,000            6.250%, 08/01/17 ....................................    Aaa/AAA             1,501,504
               County of Kauai, Hawaii General Obligation
                   Refunding Bonds, Series A, MBIA Insured,
  1,010,000            5.700%, 02/01/07 ....................................    Aaa/AAA             1,033,563
  1,125,000            5.625%, 08/01/13 ....................................    Aaa/AAA             1,285,031
  1,620,000            5.625%, 08/01/14 ....................................    Aaa/AAA             1,843,025
  1,035,000            5.625%, 08/01/17 ....................................    Aaa/AAA             1,166,062
  1,000,000            5.625%, 08/01/18 ....................................    Aaa/AAA             1,124,690
  2,360,000            5.500%, 08/01/20 ....................................    Aaa/AAA             2,615,423
               County of Kauai, Hawaii General Obligation
                   Refunding Bonds, Series B & C, AMBAC Insured,
    435,000            5.900%, 08/01/08 ....................................    Aaa/AAA               491,289
  1,355,000            5.900%, 08/01/08 ....................................    Aaa/AAA             1,530,337
  1,300,000            5.950%, 08/01/10 ....................................    Aaa/AAA             1,504,165
               County of Maui, Hawaii General Obligation Bonds,
                   Series A, FGIC Insured,
  1,200,000            5.125%, 03/01/14 ....................................    Aaa/AAA             1,307,460
  1,050,000            5.125%, 03/01/16 ....................................    Aaa/AAA             1,144,385
  2,590,000            5.250%, 03/01/18 ....................................    Aaa/AAA             2,795,413
               County of Maui, Hawaii General Obligation Bonds,
                   Series A, MBIA Insured,
  1,105,000            5.250%, 03/01/15 ....................................    Aaa/AAA             1,223,323
  1,205,000            5.250%, 03/01/16 ....................................    Aaa/AAA             1,334,031
  1,000,000            5.250%, 03/01/18 ....................................    Aaa/AAA             1,095,500
  1,750,000            5.250%, 03/01/19 ....................................    Aaa/AAA             1,907,675
               County of Maui, Hawaii General Obligation Bonds,
  1,000,000        Series A, MBIA Insured, 5.500%, 03/01/18 ................     NR/AAA             1,107,790

               County of Maui, Hawaii General Obligation Bonds,
                   Series A, Prerefunded 09/01/07 @ 101, FGIC Insured
$ 1,130,000            5.250%, 09/01/13 ....................................    Aaa/AAA          $  1,241,780
  1,265,000            5.250%, 09/01/15 ....................................    Aaa/AAA             1,390,134
  1,335,000            5.250%, 09/01/16 ....................................    Aaa/AAA             1,467,058
               County of Maui, Hawaii General Obligation Bonds,
  1,065,000        Series B, FGIC Insured, 5.250%, 03/01/11 ................    Aaa/AAA             1,192,470
               County of Maui, Hawaii General Obligation Bonds,
    300,000        Series B, MBIA Insured, 5.375%, 09/01/13 ................    Aaa/AAA               340,539
               County of Maui, Hawaii General Obligation Bonds,
                   Series C, FGIC Insured,
  1,020,000            5.250%, 03/01/16 ....................................    Aaa/AAA             1,116,094
  1,000,000            5.250%, 03/01/17 ....................................    Aaa/AAA             1,089,430
  1,250,000            5.250%, 03/01/20 ....................................    Aaa/AAA             1,342,588
               County of Maui, Hawaii General Obligation Refunding
  1,000,000        Bonds, Series A, FGIC Insured, 5.000%, 03/01/10 .........    Aaa/AAA             1,093,040
               County of Maui, Hawaii General Obligation Refunding
  1,445,000        Bonds, Series B, MBIA Insured, 5.375%, 09/01/12 .........    Aaa/AAA             1,645,638
               Department of Budget and Finance of the State of
                   Hawaii Special Purpose Revenue Bonds (Hawaiian
                   Electric Company, Inc.), Series A, AMBAC
  2,965,000        Insured, 5.500%, 12/01/14 ...............................    Aaa/AAA             3,305,797
               Department of Budget and Finance of the State of
                   Hawaii Special Purpose Revenue Bonds (Hawaiian
                   Electric Company, Inc.), Series A, MBIA Insured,
  4,125,000        4.950%, 04/01/12 ........................................    Aaa/AAA             4,556,063
               Department of Budget and Finance of the State of
                   Hawaii Special Purpose Revenue Bonds (Hawaiian
                   Electric Company, Inc.), Series D-AMT, AMBAC
  2,500,000        Insured, 6.150%, 01/01/20 ...............................    Aaa/AAA             2,816,125

               Department of Budget and Finance of the State of
                   Hawaii Special Purpose Revenue Bonds (Hawaiian
                   Electric Company, Inc., and Subsidiaries Projects),
                   Series A-AMT, MBIA Insured,
$13,000,000            6.600%, 01/01/25 ....................................    Aaa/AAA          $ 13,267,930
  5,700,000            5.650%, 10/01/27 ....................................    Aaa/AAA             6,151,839
               Department of Budget and Finance of the State
                   of Hawaii Special Purpose Revenue Bonds
                   (Hawaiian Electric Company, Inc., and Subsidiaries
                   Projects), Series B-AMT, XL Capital Insured,
  1,000,000        5.000%, 12/01/22 ........................................    Aaa/AAA             1,032,100
               Department of Budget and Finance of the State of
                   Hawaii Special Purpose Revenue Bonds
                   (Kapiolani Health Care System), MBIA Insured,
    825,000            6.300%, 07/01/08 ....................................    Aaa/AAA               847,407
  1,000,000            6.000%, 07/01/11 ....................................    Aaa/AAA             1,078,840
               Department of Budget and Finance of the State of
                   Hawaii Special Purpose Revenue Bonds
                   (Kapiolani Health Care System), MBIA Insured,
  6,000,000            6.400%, 07/01/13 ....................................    Aaa/AAA             6,131,580
  1,000,000            6.200%, 07/01/16 ....................................    Aaa/AAA             1,082,220
  1,000,000            6.250%, 07/01/21 ....................................    Aaa/AAA             1,083,070
               Department of Budget and Finance of the State of
                   Hawaii Special Purpose Revenue Bonds (St. Francis
 17,000,000        Medical Centers), FSA Insured, 6.500%, 07/01/22 .........    Aaa/AAA            17,093,499
               Department of Budget and Finance of the State of
                   Hawaii Special Purpose Revenue Bonds (The
                   Evangelical Lutheran Good Samaritan Society),
    715,000        AMBAC Insured, 4.700%, 11/01/06 .........................    Aaa/AAA               752,795
               Department of Budget and Finance of the State of Hawaii
                   Special Purpose Revenue Bonds (The Queen's Health
                   System), Series A, Prerefunded 07/01/06 @ 102,
  5,000,000            6.050%, 07/01/16 ....................................     A1/A+              5,459,850
  8,625,000            6.000%, 07/01/20 ....................................     A1/A+              9,410,910
  3,500,000            5.750%, 07/01/26 ....................................     A1/A+              3,804,010

               Department of Budget and Finance of the State of Hawaii
                   Special Purpose Revenue Bonds (The Queen's Health
                   System), Series A, Weekly Reset VRDO(1),
$ 2,925,000        SPA: Bank of Nova Scotia, 1.680%, 07/01/26 ..............   VMIG1/A-1         $  2,925,000
               Department of Budget and Finance of the State of Hawaii
                   Special Purpose Revenue Bonds (The Queen's Health
  8,000,000        System), Series B, MBIA Insured, 5.250%, 07/01/23 .......    Aaa/AAA             8,361,680
               Department of Hawaiian Home Lands (State of
                   Hawaii) Revenue Bonds,
  1,310,000            4.150%, 07/01/08 ....................................     A3/NR              1,374,216
  1,525,000            4.350%, 07/01/10 ....................................     A3/NR              1,608,402
  1,245,000            4.450%, 07/01/11 ....................................     A3/NR              1,304,636
               Hawaii Community Development Authority Improvement
                   District Revenue Bonds (Kakaako Community
  1,010,000        Development District 3), 7.400%, 07/01/10 ...............    NR/NR(2)            1,024,766
               Hawaii Community Development Authority
                   Improvement District Special Assessment Bonds
                   (Kakaako Community Development District 1),
    155,000        5.400%, 07/01/05 ........................................    NR/NR(2)              157,091
               Hawaii Community Development Authority
                   Improvement District Special Assessment Bonds
                   (Kakaako Community Development District 2),
    420,000            5.400%, 07/01/05 ....................................    NR/NR(2)              425,666
    435,000            5.500%, 07/01/06 ....................................    NR/NR(2)              441,564
    465,000            5.600%, 07/01/07 ....................................    NR/NR(2)              471,598
    365,000            5.700%, 07/01/08 ....................................    NR/NR(2)              370,179
               Housing Finance and Development Corporation
                   (State of Hawaii) Affordable Rental Housing
                   Program Revenue Bonds, Series A, Weekly Reset
 13,600,000        VRDO(1), LOC: BNP Paribas, 1.700%, 07/01/27 .............    VMIG1/NR           13,600,000
               Housing Finance and Development Corporation
                   (State of Hawaii) Rental Housing System
                   Revenue Bonds, Series A,
  2,000,000            5.600%, 07/01/12 ....................................     A2/NR              2,014,640
  3,000,000            5.700%, 07/01/18 ....................................     A2/NR              3,021,300

               Housing Finance and Development Corporation
                   (State of Hawaii) Single Family Mortgage Revenue
                   Bonds, Series A-AMT, FNMA Insured,
$ 2,985,000            5.300%, 07/01/22 ....................................    Aaa/AAA          $  3,093,982
    860,000            6.000%, 07/01/26 ....................................    Aaa/AAA               872,358
  1,675,000            5.400%, 07/01/30 ....................................    Aaa/AAA             1,706,256
 12,060,000            5.750%, 07/01/30 ....................................    Aaa/AAA            12,410,222
               Housing Finance and Development Corporation
                   (State of Hawaii) Single Family Mortgage Revenue
                   Bonds, Series B, FNMA Insured,
  2,500,000            5.700%, 07/01/13 ....................................    Aaa/AAA             2,558,125
               Housing Finance and Development Corporation
                   (State of Hawaii) Single Family Mortgage Revenue
                   Bonds, Series B, FNMA Insured,
  9,350,000            5.450%, 07/01/17 ....................................    Aaa/AAA             9,743,635
 16,750,000            5.850%, 07/01/17 ....................................    Aaa/AAA            17,080,644
               Housing Finance and Development Corporation
                   (State of Hawaii) Single Family Mortgage Revenue
                   Bonds, Series B, FNMA Insured,
  6,800,000            5.300%, 07/01/28 ....................................    Aaa/AAA             6,937,496
  4,025,000            7.000%, 07/01/31 ....................................    Aaa/AAA             4,093,023
               Housing Finance and Development Corporation
                   (State of Hawaii) University of Hawaii Faculty
                   Housing Project, Revenue Bonds, AMBAC Insured,
  2,125,000            5.650%, 10/01/16 ....................................    Aaa/AAA             2,222,049
  4,000,000            5.700%, 10/01/25 ....................................    Aaa/AAA             4,184,640
               State of Hawaii Airport System Revenue Bonds,
                   AMT, FGIC Insured,
  4,000,000            5.750%, 07/01/17 ....................................    Aaa/AAA             4,477,280
  6,000,000            5.625%, 07/01/18 ....................................    Aaa/AAA             6,682,980
  6,000,000            5.250%, 07/01/21 ....................................    Aaa/AAA             6,258,660
               State of Hawaii Airport System Revenue Bonds,
                   AMT, Second Series, Escrowed to Maturity, MBIA
  6,455,000        Insured, 6.900%, 07/01/12 ...............................    Aaa/AAA             7,621,806

               State of Hawaii Airport System Revenue Bonds,
$ 3,000,000        Series B-AMT, FGIC Insured, 8.000%, 07/01/10 ............    Aaa/AAA          $  3,697,920
               State of Hawaii Airport System Revenue Bonds,
                   Weekly Reset VRDO(1), LOC: Societe Generale,
  7,000,000        1.720%, 07/01/13 ........................................   VMIG1/A-1+           7,000,000
               State of Hawaii General Obligation Bonds, Series
  1,000,000        BW, FSA Insured, 6.400%, 03/01/09 .......................    Aaa/AAA             1,156,730
               State of Hawaii General Obligation Bonds,
                   Series BZ, FGIC Insured,
  3,700,000            6.000%, 10/01/11 ....................................    Aaa/AAA             4,326,521
  3,500,000            6.000%, 10/01/12 ....................................    Aaa/AAA             4,129,265
               State of Hawaii General Obligation Bonds, Series
  2,000,000        CA, FGIC Insured, 5.750%, 01/01/11 ......................    Aaa/AAA             2,289,900
               State of Hawaii General Obligation Bonds, Series
    590,000        CC, 5.125%, 02/01/07 ....................................    Aa3/AA-               632,173
               State of Hawaii General Obligation Bonds, Series
  1,000,000        CH, 4.750%, 11/01/11 ....................................    Aa3/AA-             1,096,060
               State of Hawaii General Obligation Bonds, Series
                   CH, FGIC Insured,
  5,000,000            6.000%, 11/01/07 ....................................    Aaa/AAA             5,583,450
  3,390,000            6.000%, 11/01/08 ....................................    Aaa/AAA             3,862,125
               State of Hawaii General Obligation Bonds, Series
  1,500,000        CI, 4.700%, 11/01/07 ....................................    Aa3/AA-             1,612,635
               State of Hawaii General Obligation Bonds, Series
  2,305,000        CL, FGIC Insured, 6.000%, 03/01/11 ......................    Aaa/AAA             2,680,392
               State of Hawaii General Obligation Bonds, Series
  3,000,000        CM, FGIC Insured, 6.500%, 12/01/15 ......................    Aaa/AAA             3,755,640
               State of Hawaii General Obligation Bonds,
                   Series CN, FGIC Insured,
  4,000,000            5.250%, 03/01/10 ....................................    Aaa/AAA             4,344,320
  4,000,000            5.250%, 03/01/13 ....................................    Aaa/AAA             4,339,400
  3,000,000            5.500%, 03/01/14 ....................................    Aaa/AAA             3,271,950
  7,950,000            5.250%, 03/01/15 ....................................    Aaa/AAA             8,624,558
  1,000,000            5.250%, 03/01/17 ....................................    Aaa/AAA             1,083,610

               State of Hawaii General Obligation Bonds,
                   Series CP, FGIC Insured,
$ 5,000,000            5.000%, 10/01/13 ....................................    Aaa/AAA          $  5,417,850
  2,195,000            5.000%, 10/01/14 ....................................    Aaa/AAA             2,377,756
  5,000,000            5.000%, 10/01/15 ....................................    Aaa/AAA             5,417,850
  7,195,000            5.000%, 10/01/17 ....................................    Aaa/AAA             7,686,347
               State of Hawaii General Obligation Bonds,
                   Series CR, MBIA Insured,
  1,000,000            5.250%, 04/01/13 ....................................    Aaa/AAA             1,095,920
  5,000,000            5.000%, 04/01/16 ....................................    Aaa/AAA             5,399,500
 16,000,000            5.000%, 04/01/17 ....................................    Aaa/AAA            17,234,079
               State of Hawaii General Obligation Bonds,
                   Series CS, MBIA Insured,
  5,000,000            5.000%, 04/01/07 ....................................    Aaa/AAA             5,367,450
  5,500,000            5.000%, 04/01/09 ....................................    Aaa/AAA             6,041,145
               State of Hawaii General Obligation Bonds,
                   Series CU, MBIA Insured,
  1,250,000            5.750%, 10/01/08 ....................................    Aaa/AAA             1,408,888
  1,000,000            5.750%, 10/01/09 ....................................    Aaa/AAA             1,138,460
               State of Hawaii General Obligation Bonds, Series
                   CU, Prerefunded 10/01/10 @ 100, MBIA Insured,
  3,000,000        5.600%, 10/01/19 ........................................    Aaa/AAA             3,440,580
               State of Hawaii General Obligation Bonds, Series
                   CV, FGIC Insured,
 11,000,000            5.000%, 08/01/20 ....................................    Aaa/AAA            11,596,750
  1,015,000            5.000%, 08/01/21 ....................................    Aaa/AAA             1,063,903
  5,000,000            5.250%, 08/01/21 ....................................    Aaa/AAA             5,360,400
               State of Hawaii General Obligation Bonds, Series
                   CX, FSA Insured,
  2,000,000            5.250%, 02/01/12 ....................................    Aaa/AAA             2,250,360
  8,725,000            5.500%, 02/01/13 ....................................    Aaa/AAA             9,927,654
    500,000            5.000%, 02/01/19 ....................................    Aaa/AAA               531,765
  2,500,000            5.500%, 02/01/21 ....................................    Aaa/AAA             2,755,850

               State of Hawaii General Obligation Bonds,
                   Series CY, FSA Insured,
$ 2,500,000            5.750%, 02/01/14 ....................................    Aaa/AAA          $  2,911,550
  2,000,000            5.750%, 02/01/15 ....................................    Aaa/AAA             2,345,260
               State of Hawaii General Obligation Bonds,
                   Series CZ, FSA Insured,
  1,500,000            5.250%, 07/01/12 ....................................    Aaa/AAA             1,691,700
  9,390,000            5.250%, 07/01/16 ....................................    Aaa/AAA            10,434,544
  3,000,000            5.250%, 07/01/17 ....................................    Aaa/AAA             3,316,650
  3,000,000            5.250%, 07/01/18 ....................................    Aaa/AAA             3,297,570
               State of Hawaii General Obligation Bonds, Series
  2,000,000        DD, MBIA Insured, 4.250%, 05/01/10 ......................    Aaa/AAA             2,128,420
               State of Hawaii Harbor Capital Improvement Revenue
  3,850,000        Bonds, AMT, MBIA Insured, 5.750%, 07/01/17 ..............    Aaa/AAA             4,137,865
               State of Hawaii Harbor Capital Improvement Revenue
                   Bonds, Series B-AMT, AMBAC Insured,
  3,000,000        5.500%, 07/01/19 ........................................    Aaa/AAA             3,288,420
               State of Hawaii Harbor System Revenue Bonds,
  1,360,000    Series A, 2.500%, 01/01/05 ..................................     A1/A+              1,363,114
               State of Hawaii Harbor System Revenue Bonds,
                   Series A, FSA Insured,
  1,350,000            4.500%, 01/01/07 ....................................    Aaa/AAA             1,426,235
  1,285,000            4.500%, 01/01/08 ....................................    Aaa/AAA             1,375,207
               State of Hawaii Harbor System Revenue Bonds,
                   Series A-AMT, FSA Insured,
  2,000,000            5.750%, 07/01/17 ....................................    Aaa/AAA             2,213,200
  1,500,000            5.900%, 07/01/21 ....................................    Aaa/AAA             1,654,260
               State of Hawaii Harbor System Revenue Bonds,
  2,765,000        Series B-AMT, 2.500%, 01/01/05 ..........................     A1/A+              2,770,641
               State of Hawaii Harbor System Revenue Bonds,
                   Series B-AMT, FSA Insured,
    870,000            5.000%, 01/01/07 ....................................    Aaa/AAA               924,671
  1,220,000            5.000%, 01/01/08 ....................................    Aaa/AAA             1,316,648
  3,275,000            4.500%, 01/01/09 ....................................    Aaa/AAA             3,494,589
  2,000,000            5.000%, 01/01/11 ....................................    Aaa/AAA             2,181,960

               State of Hawaii Highway Revenue Bonds,
                   Callable 07/01/10 @ 100, FSA Insured
$ 2,000,000            4.500%, 07/01/10 ....................................    Aaa/AAA          $  2,158,100
  2,000,000            4.500%, 07/01/11 ....................................    Aaa/AAA             2,153,880
  5,105,000            5.000%, 07/01/12 ....................................    Aaa/AAA             5,671,093
    500,000            5.250%, 07/01/13 ....................................    Aaa/AAA               553,360
    250,000            5.125%, 07/01/14 ....................................    Aaa/AAA               268,923
  1,530,000            5.375%, 07/01/14 ....................................    Aaa/AAA             1,700,809
  2,720,000            5.500%, 07/01/19 ....................................    Aaa/AAA             2,998,990
  2,000,000            5.375%, 07/01/20 ....................................    Aaa/AAA             2,175,680
  1,110,000            5.500%, 07/01/20 ....................................    Aaa/AAA             1,221,422
               State of Hawaii Highway Revenue Bonds, FGIC Insured,
  3,705,000            5.600%, 07/01/13 ....................................    Aaa/AAA             3,993,286
  2,000,000            5.250%, 07/01/16 ....................................    Aaa/AAA             2,144,820
                                                                                                 ------------
                                                                                                  712,957,721
                                                                                                 ============

               PUERTO RICO (3.3%)

               Puerto Rico Commonwealth Aqueduct and Sewer
                   Authority Revenue Bonds, MBIA Insured,
  2,500,000        5.000%, 07/01/15 ........................................    Aaa/AAA             2,650,800
               Puerto Rico Commonwealth Highway & Transportation
                   Authority Revenue Bonds, Series J, Callable 07/01/14
  5,745,000        @ 100, MBIA Insured, 5.000%, 07/01/17 ...................    Aaa/AAA             6,345,812
               Puerto Rico Commonwealth Public Finance Corp.
                   Revenue Bonds, Series A, Prerefunded 08/01/11
  5,000,000        @ 100, MBIA Insured, 5.500%, 08/01/17 ...................    Aaa/AAA             5,765,750
               Puerto Rico Commonwealth Public Improvement
                   General Obligation Bonds, MBIA Insured,
  1,800,000        5.250%, 07/01/13 ........................................    Aaa/AAA             2,010,978
               Puerto Rico Commonwealth Public Improvement
                   General Obligation Bonds, Series A, FGIC Insured,
  4,000,000            5.500%, 07/01/13 ....................................    Aaa/AAA             4,659,840
  2,000,000            5.500%, 07/01/16 ....................................    Aaa/AAA             2,356,880

               Puerto Rico Commonwealth Public Improvement
                   General Obligation Bonds, Series CR, FSA Insured,
$ 1,060,000        5.250%, 07/01/17 ........................................    Aaa/AAA          $  1,224,459
                                                                                                 ------------
                                                                                                   25,014,519
                                                                                                 ------------
               Total Investments (Cost $692,373,059) (3) ...................      98.7%           737,972,240
               Other assets less liabilities ...............................       1.3              9,652,021
                                                                                 -----           ------------
               Net Assets ..................................................     100.0%          $747,624,261
                                                                                 =====           ============

               (1) Variable rate demand obligation (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

               (2) Any securities not rated (NR) by either rating service have been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

               (3)   See footnote 4 to the financial statements.

                            PORTFOLIO ABBREVIATIONS:

        AMBAC   American Municipal Bond Assurance Corporation
        AMT     Alternative Minimum Tax
        FGIC    Financial Guaranty Insurance Co.
        FNMA    Federal National Mortgage Association
        FSA     Financial Securities Assurance
        LOC     Letter of Credit
        MBIA    Municipal Bond Investors Assurance
        NR      Not Rated
        SPA     Standby Bond Purchase Agreement
        VRDO    Variable Rate Demand Obligation

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)

ASSETS
      Investments at value (cost $692,373,059) ..................................................    $737,972,240
      Cash ......................................................................................         626,685
      Interest receivable .......................................................................       9,910,748
      Receivable for Trust shares sold ..........................................................         530,600
      Other assets ..............................................................................          58,058
                                                                                                     ------------
      Total assets ..............................................................................     749,098,331
                                                                                                     ------------

LIABILITIES
      Dividends payable .........................................................................         603,397
      Distribution and service fees payable .....................................................         289,485
      Adviser and Administrator fees payable ....................................................         245,263
      Payable for Trust shares redeemed .........................................................         238,956
      Accrued expenses ..........................................................................          96,969
                                                                                                     ------------
      Total liabilities .........................................................................       1,474,070
                                                                                                     ------------

NET ASSETS ......................................................................................    $747,624,261
                                                                                                     ============

      Net Assets consist of:
      Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ........    $    636,318
      Additional paid-in capital ................................................................     698,036,566
      Net unrealized appreciation on investments (note 4) .......................................      45,599,181
      Accumulated net realized gain on investments ..............................................       1,268,119
      Undistributed net investment income .......................................................       2,084,077
                                                                                                     ------------
                                                                                                     $747,624,261
                                                                                                     ============

CLASS A
      Net Assets ................................................................................    $686,192,847
                                                                                                     ============
      Capital shares outstanding ................................................................      58,404,470
                                                                                                     ============
      Net asset value and redemption price per share ............................................    $      11.75
                                                                                                     ============
      Offering price per share (100/96 of $11.75 adjusted to nearest cent) ......................    $      12.24
                                                                                                     ============

CLASS C
      Net Assets ................................................................................    $ 37,867,766
                                                                                                     ============
      Capital shares outstanding ................................................................       3,224,669
                                                                                                     ============
      Net asset value and offering price per share ..............................................    $      11.74
                                                                                                     ============
      Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
            during the first 12 months after purchase) ..........................................    $      11.74*
                                                                                                     ============

CLASS Y
      Net Assets ................................................................................    $ 23,563,648
                                                                                                     ============
      Capital shares outstanding ................................................................       2,002,655
                                                                                                     ============
      Net asset value, offering and redemption price per share ..................................    $      11.77
                                                                                                     ============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:

      Interest income ..........................................                    $17,328,400

Expenses:

      Investment Adviser fees (note 3) .........................    $   517,079
      Administrator fees (note 3) ..............................        960,295
      Distribution and service fees (note 3) ...................        862,187
      Transfer and shareholder servicing agent fees ............        184,483
      Trustees' fees and expenses (note 8) .....................         69,282
      Shareholders' reports and proxy statements ...............         66,719
      Legal fees ...............................................         65,261
      Insurance ................................................         40,138
      Custodian fees ...........................................         24,049
      Auditing and tax fees ....................................         19,869
      Registration fees and dues ...............................         17,018
      Miscellaneous ............................................         25,500
                                                                    -----------
                                                                      2,851,880

      Expenses paid indirectly (note 6) ........................         (8,620)
                                                                    -----------
      Net expenses .............................................                      2,843,260
                                                                                    -----------
      Net investment income ....................................                     14,485,140

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) from securities transactions ....        827,602
      Change in unrealized appreciation on investments .........     (5,974,518)
                                                                    -----------

      Net realized and unrealized gain (loss) on investments ...                     (5,146,916)
                                                                                    -----------
      Net change in net assets resulting from operations .......                    $ 9,338,224
                                                                                    ===========

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS ENDED
                                                                  SEPTEMBER 30, 2004      YEAR ENDED
                                                                     (UNAUDITED)        MARCH 31, 2004
                                                                  ------------------    --------------
OPERATIONS:
    Net investment income ...................................       $  14,485,140        $  28,704,948
    Net realized gain (loss) from securities transactions ...             827,602              986,153
    Change in unrealized appreciation on investments ........          (5,974,518)           4,749,938
                                                                    -------------        -------------
    Change in net assets resulting from operations ..........           9,338,224           34,441,039
                                                                    -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
    Class A Shares:
    Net investment income ...................................         (13,420,033)         (26,573,300)

    Class C Shares:
    Net investment income ...................................            (579,967)          (1,134,456)

    Class Y Shares:
    Net investment income ...................................            (485,140)            (997,192)
                                                                    -------------        -------------
    Change in net assets from distributions .................         (14,485,140)         (28,704,948)
                                                                    -------------        -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
    Proceeds from shares sold ...............................          33,068,542           66,381,406
    Reinvested dividends and distributions ..................           8,127,327           15,988,808
    Cost of shares redeemed .................................         (43,785,328)         (66,720,092)
                                                                    -------------        -------------
    Change in net assets from capital share transactions ....          (2,589,459)          15,650,122
                                                                    -------------        -------------

        Change in net assets ................................          (7,736,375)          21,386,213

NET ASSETS:
    Beginning of period .....................................         755,360,636          733,974,423
                                                                    -------------        -------------

    End of period* ..........................................       $ 747,624,261        $ 755,360,636
                                                                    =============        =============

    * Includes undistributed net investment income of:              $   2,084,077        $   2,084,077
                                                                    =============        =============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

      Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, from its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 21, 1998, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount on a daily basis.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the net assets of the Trust.

      Aquila Investment Management LLC the ("Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Trust. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the net assets of the Trust.

      Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 2004.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the six months ended September 30, 2004, service fees on Class A Shares amounted to $678,612, of which the Distributor retained $43,054.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 2004, amounted to $137,681. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 2004, amounted to $45,894. The total of these payments made with respect to Class C Shares amounted to $183,575 of which the Distributor retained $29,932.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Hawaii, with the bulk of sales commissions inuring to such dealers. For the six months ended September 30, 2004, total commissions on sales of Class A Shares amounted to $617,284, of which the Distributor received $70,147.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended September 30, 2004, the Trust incurred $63,075 of legal fees allocable to Hollyer Brady Barrett &Hines LLP, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a Partner of Hollyer Brady Barrett & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended  September  30, 2004,  purchases of securities
and  proceeds  from  the  sales  of  securities   aggregated   $37,886,115   and
$30,298,855, respectively.

      At September 30, 2004, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $45,865,052 and gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $265,871 for a net unrealized appreciation of $45,599,181. The tax cost of the Trust's securities at September 30, 2004 equaled $692,373,059.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Trust were as follows:

                                             SIX MONTHS ENDED
                                            SEPTEMBER 30, 2004                      YEAR ENDED
                                                (UNAUDITED)                       MARCH 31, 2004
                                      ------------------------------      ------------------------------
                                         SHARES            AMOUNT            SHARES            AMOUNT
                                      ------------      ------------      ------------      ------------
CLASS A SHARES:
    Proceeds from shares sold ...        2,272,706      $ 26,354,869         4,338,910      $ 51,110,178
    Reinvested distributions ....          661,949         7,683,444         1,277,260        15,049,500
    Cost of shares redeemed .....       (3,184,064)      (36,879,858)       (4,480,901)      (52,720,550)
                                      ------------      ------------      ------------      ------------
    Net change ..................         (249,409)       (2,841,545)        1,135,269        13,439,128
                                      ------------      ------------      ------------      ------------

CLASS C SHARES:
    Proceeds from shares sold ...          475,723         5,540,912           935,498        11,030,203
    Reinvested distributions ....           26,553           307,955            53,038           624,410
    Cost of shares redeemed .....         (506,188)       (5,834,572)         (639,318)       (7,518,842)
                                      ------------      ------------      ------------      ------------
        Net change ..............           (3,912)           14,295           349,218         4,135,771
                                      ------------      ------------      ------------      ------------

CLASS Y SHARES:
    Proceeds from shares sold ...          101,395         1,172,761           359,896         4,241,025
    Reinvested distributions ....           11,724           135,928            26,724           314,898
    Cost of shares redeemed .....          (92,304)       (1,070,898)         (553,321)       (6,480,700)
                                      ------------      ------------      ------------      ------------
        Net change ..............           20,815           237,791          (166,701)       (1,924,777)
                                      ------------      ------------      ------------      ------------
Total transactions in Trust
    shares ......................         (232,506)     $ (2,589,459)        1,317,786      $ 15,650,122
                                      ============      ============      ============      ============

8. TRUSTEES' FEES AND EXPENSES

      During the previous fiscal year ended March 31, 2004 there were 9 Trustees, one of which is affiliated with the Administrator and is not paid any trustee fees. Each Trustee was paid during the year fees at the annual average rate of $15,900 for carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the independent trustees held prior to each quarterly Board Meeting. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also covers Trustees' expenses such as travel, accomodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the previous fiscal year ended March 31, 2004, such meeting-related expenses averaged approximately $3,200 per Trustee.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      The tax character of distributions:

                                                 YEAR ENDED MARCH 31,
                                                2004               2003
                                            -----------        -----------
      Net tax-exempt income                 $28,703,852        $29,054,293
      Ordinary income                             1,096              7,544
                                            -----------        -----------
                                            $28,704,948        $29,061,837
                                            ===========        ===========

      As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed long term capital gain                     $   440,517
      Unrealized appreciation                                   51,650,046
      Undistributed tax-exempt income                            2,007,730
                                                               -----------
                                                               $54,098,293
                                                               ===========

                             HAWAIIAN TAX-FREE TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      CLASS A
                                                        ------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                       YEAR ENDED MARCH 31,
                                                          9/30/04      ---------------------------------------------------
                                                        (UNAUDITED)      2004       2003       2002       2001       2000
                                                        -----------    -------    -------    -------    -------    -------
Net asset value, beginning of period ................     $ 11.83      $ 11.73    $ 11.26    $ 11.37    $ 10.94    $ 11.65
                                                          -------      -------    -------    -------    -------    -------
Income (loss) from investment operations:
     Net investment income+ .........................        0.23         0.46       0.48       0.51       0.54       0.56
     Net gain (loss) on securities (both realized
         and unrealized) ............................       (0.08)        0.10       0.47      (0.10)      0.43      (0.65)
                                                          -------      -------    -------    -------    -------    -------
     Total from investment operations ...............        0.15         0.56       0.95       0.41       0.97      (0.09)
                                                          -------      -------    -------    -------    -------    -------
Less distributions (note 10):
     Dividends from net investment income ...........       (0.23)       (0.46)     (0.48)     (0.52)     (0.54)     (0.55)
     Distributions from capital gains ...............          --           --         --         --         --      (0.07)
                                                          -------      -------    -------    -------    -------    -------
     Total distributions ............................       (0.23)       (0.46)     (0.48)     (0.52)     (0.54)     (0.62)
                                                          -------      -------    -------    -------    -------    -------
Net asset value, end of period ......................     $ 11.75      $ 11.83    $ 11.73    $ 11.26    $ 11.37    $ 10.94
                                                          =======      =======    =======    =======    =======    =======
Total return (not reflecting sales charge) ..........        1.31%*       4.83%      8.57%      3.62%      9.14%     (0.64)%

Ratios/supplemental data
     Net assets, end of period (in millions) ........     $   686      $   694    $   675    $   625    $   593    $   575
     Ratio of expenses to average net assets ........        0.74%**      0.73%      0.71%      0.72%      0.74%      0.73%
     Ratio of net investment income to average
         net assets .................................        3.95%**      3.89%      4.15%      4.51%      4.88%      4.99%
     Portfolio turnover rate ........................           4%*          8%         5%        13%        11%         4%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

     Ratio of expenses to average net assets ........        0.74%**      0.72%      0.70%      0.70%      0.72%      0.71%

----------
+ Per share amounts have been calculated using the monthly average shares method.

*     Not annualized.

**    Annualized.

                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS C
                                                -----------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                      YEAR ENDED MARCH 31,
                                                  9/30/04      --------------------------------------------------
                                                (UNAUDITED)     2004       2003       2002       2001       2000
                                                -----------    ------     ------     ------     ------     ------
Net asset value, beginning of period ..........   $11.82       $11.73     $11.26     $11.36     $10.93     $11.65
                                                  ------       ------     ------     ------     ------     ------
Income (loss) from investment operations:
    Net investment income + ...................     0.18         0.36       0.38       0.41       0.45       0.47
    Net gain (loss) on securities (both
        realized and unrealized) ..............    (0.08)        0.09       0.48      (0.08)      0.43      (0.66)
                                                  ------       ------     ------     ------     ------     ------
    Total from investment operations ..........     0.10         0.45       0.86       0.33       0.88      (0.19)
                                                  ------       ------     ------     ------     ------     ------
Less distributions (note 10):
    Dividends from net investment income ......    (0.18)       (0.36)     (0.39)     (0.43)     (0.45)     (0.46)
    Distributions from capital gains ..........       --           --         --         --         --      (0.07)
                                                  ------       ------     ------     ------     ------     ------
    Total distributions .......................    (0.18)       (0.36)     (0.39)     (0.43)     (0.45)     (0.53)
                                                  ------       ------     ------     ------     ------     ------
Net asset value, end of period ................   $11.74       $11.82     $11.73     $11.26     $11.36     $10.93
                                                  ======       ======     ======     ======     ======     ======
Total return (not reflecting sales charge) ....     0.90%*       3.91%      7.70%      2.91%      8.28%     (1.53)%

Ratios/supplemental data
    Net assets, end of period (in millions) ...   $ 37.9       $ 38.2     $ 33.8     $ 24.1     $ 15.0     $ 11.7
    Ratio of expenses to average net assets ...     1.54%**      1.54%      1.51%      1.51%      1.54%      1.53%
    Ratio of net investment income to
        average net assets ....................     3.16%**      3.08%      3.33%      3.68%      4.06%      4.18%
    Portfolio turnover rate ...................        4%*          8%         5%        13%        11%         4%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets ...     1.54%**      1.52%      1.50%      1.50%      1.51%      1.51%

                                                                              CLASS Y
                                                -----------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                      YEAR ENDED MARCH 31,
                                                  9/30/04      --------------------------------------------------
                                                (UNAUDITED)     2004       2003       2002       2001       2000
                                                -----------    ------     ------     ------     ------     ------
Net asset value, beginning of period ..........   $11.84       $11.75     $11.28     $11.39     $10.95     $11.67
                                                  ------       ------     ------     ------     ------     ------
Income (loss) from investment operations:
    Net investment income + ...................     0.24         0.48       0.50       0.52       0.55       0.58
    Net gain (loss) on securities (both
        realized and unrealized) ..............    (0.07)        0.09       0.47      (0.09)      0.45      (0.66)
                                                  ------       ------     ------     ------     ------     ------
    Total from investment operations ..........     0.17         0.57       0.97       0.43       1.00      (0.08)
                                                  ------       ------     ------     ------     ------     ------
Less distributions (note 10):
    Dividends from net investment income ......    (0.24)       (0.48)     (0.50)     (0.54)     (0.56)     (0.57)
    Distributions from capital gains ..........       --           --         --         --         --      (0.07)
                                                  ------       ------     ------     ------     ------     ------
    Total distributions .......................    (0.24)       (0.48)     (0.50)     (0.54)     (0.56)     (0.64)
                                                  ------       ------     ------     ------     ------     ------
Net asset value, end of period ................   $11.77       $11.84     $11.75     $11.28     $11.39     $10.95
                                                  ======       ======     ======     ======     ======     ======
Total return (not reflecting sales charge) ....     1.50%*       4.97%      8.77%      3.80%      9.44%     (0.56)%

Ratios/supplemental data
    Net assets, end of period (in millions) ...   $ 23.6       $ 23.5     $ 25.2     $ 19.3     $  7.9     $  2.9
    Ratio of expenses to average net assets ...     0.54%**      0.53%      0.51%      0.52%      0.54%      0.53%
    Ratio of net investment income to
        average net assets ....................     4.15%**      4.09%      4.33%      4.69%      5.00%      5.15%
    Portfolio turnover rate ...................        4%*          8%         5%        13%        11%         4%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets ...     0.54%**      0.52%      0.50%      0.50%      0.51%      0.51%

----------
+ Per share amounts have been calculated using the monthly average shares method.

*     Not annualized.

**    Annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on April 1, 2004 and held for the six months ended September 30, 2004.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

                  ACTUAL
               TOTAL RETURN    BEGINNING        ENDING         EXPENSES
                  WITHOUT       ACCOUNT         ACCOUNT       PAID DURING
             SALES CHARGES(1)    VALUE           VALUE       THE PERIOD(2)
--------------------------------------------------------------------------------
Class A            1.31%       $1,000.00       $1,013.10       $    3.73
--------------------------------------------------------------------------------
Class C            0.90%       $1,000.00       $1,009.00       $    7.76
--------------------------------------------------------------------------------
Class Y            1.50%       $1,000.00       $1,015.00       $    2.73
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.54% AND 0.54% FOR THE TRUST'S CLASS A,C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of the applicable sales charges or contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

               HYPOTHETICAL
                ANNUALIZED     BEGINNING        ENDING         EXPENSES
                   TOTAL        ACCOUNT         ACCOUNT       PAID DURING
                  RETURN         VALUE           VALUE       THE PERIOD(1)
--------------------------------------------------------------------------------
Class A            5.00%       $1,000.00       $1,021.36       $    3.75
--------------------------------------------------------------------------------
Class C            5.00%       $1,000.00       $1,017.35       $    7.79
--------------------------------------------------------------------------------
Class Y            5.00%       $1,000.00       $1,022.36       $    2.74
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.54% AND 0.54% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD. The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2004 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of Hawaiian Tax-Free Trust (the "Trust") was held on September 15, 2004. The holders of shares representing 80% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.    To elect Trustees.

            Number of Votes:

            TRUSTEE                          FOR            WITHHELD
            -------                          ---            --------

            Thomas W. Courtney               50,588,674      227,688
            Richard W. Gushman, II           50,552,125      264,236
            Diana P. Herrmann                50,615,791      200,570
            Stanley W. Hong                  50,482,350      334,012
            Theodore T. Mason                50,615,560      200,801
            Russell K. Okata                 50,146,502      669,860
            Douglas Philpotts                50,552,277      264,084
            Oswald K. Stender                50,428,442      387,920

2. To ratify the selection of KPMG LLP as the Trust's independent registered public accounting firm.

            Number of Votes:

            FOR                              AGAINST        ABSTAIN
            ---                              -------        -------

            50,100,013                       130,176        586,172

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquilasm Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your fund twice a year in the semi-annual and annual reports you receive. You should know, however, that we prepare, and have available, portfolio listings at the end of each quarter.

      Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS

Lacy B. Herrmann, Chairman Emeritus
AQUILA MANAGEMENT CORPORATION

ADMINISTRATOR

AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER

ASSET MANAGEMENT GROUP of BANK of HAWAII
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES

Theodore T. Mason, Chairman
Thomas W. Courtney
Richard W. Gushman, II
Diana P. Herrmann
Stanley W. Hong
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS

Diana P. Herrmann, Vice Chair and President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR

AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN

BANK ONE TRUST COMPANY, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
757 Third Avenue
New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.





ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

(c) Certifications of principal executive officer and principal financial
(d) officer as required by Rule 30a-2(b) under the Investment Company Act of
(e) 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST


By:  /s/  Diana P. Herrmann
---------------------------------
Vice Chair, Trustee and President
December 6, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
December 6, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice Chair and President
December 6, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 6, 2004




HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a) (2)Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.